Net results of financial transactions (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net results of financial transactions
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	SEK 0	SEK (2)	SEK (6)
Total net results of financial transactions	(102)	(110)	400
Net results of the hedging instrument
Net results of financial transactions
Financial instruments under fair-value hedge accounting	(999)	(693)	(290)
Net results of the hedged item
Net results of financial transactions
Financial instruments under fair-value hedge accounting	946	661	536
Available-for-sale assets
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	(17)
Loans and receivable
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	16	4	(42)
FVTPL
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	(326)	(2,779)	4,526
Accounted for as held-for-trading.
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	SEK 278	SEK 2,699	SEK (4,324)